CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares [Member] CNY (¥)	Ordinary shares [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated other comprehensive income [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Class A Ordinary shares [Member] shares	Class B Ordinary shares [Member] shares
Balance at Dec. 31, 2015	¥ 1,866,336		¥ 142		¥ 2,022,369		¥ (8,773)		¥ 89,488		¥ (335,363)		¥ 98,473
Balance, shares at Dec. 31, 2015 | shares															334,034,932	84,999,159
Acquisition of shares of consolidated subsidiaries	98,887		0		0		0		0		0		98,887
Net (loss) income for the year	(209,252)		0		0		0		0		(202,965)		(6,287)
Foreign currency translation gain	82,347		0		0		0		82,347		0		0
Change in fair value of available for sale investments	754		0		0		0		754		0		0
Conversion of Class B to Class A ordinary shares	0		0		0		0		0		0		0
Conversion of Class B to Class A ordinary shares, shares | shares															10,598,860	(10,598,860)
Issuance of ordinary shares from exercise of share options	12,676		1		12,675		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares															2,276,320
Disposal of shares of consolidated subsidiaries	(92,561)		0		0		0		0		0		(92,561)
Repurchase of ordinary shares	(114,485)		0		0		(114,485)		0		0		0
Repurchase of ordinary shares, shares | shares															(11,415,320)
Share-based compensation	163,341		0		163,341		0		0		0		0
Balance at Dec. 31, 2016	1,808,043		143		2,198,385		(123,258)		172,589		(538,328)		98,512
Balance, shares at Dec. 31, 2016 | shares															335,494,792	74,400,299
Disposal of VIE	(2,824)		0		0		0		0		(2,324)		(500)
Net (loss) income for the year	(315,575)		0		0		0		0		(317,099)		1,524
Foreign currency translation gain	(55,805)		0		0		0		(55,805)		0		0
Change in fair value of available for sale investments	(733)		0		0		0		(733)		0		0
Issuance of ordinary shares from exercise of share options	5,583		0		5,583		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares															894,760
Repurchase of ordinary shares	(20,522)		0		0		(20,522)		0		0		0
Repurchase of ordinary shares, shares | shares															(2,602,000)
Share-based compensation	91,143		0		91,143		0		0		0		0
Balance at Dec. 31, 2017	1,509,310		143		2,295,111		(143,780)		116,051		(857,751)		99,536
Balance, shares at Dec. 31, 2017 | shares															333,787,552	74,400,299
Disposal of VIE	(107,419)		0		0		0		0		0		(107,419)
Adjustment to redemption value of redeemable noncontrolling interests	(10,559)		0		(10,559)		0		0		0		0
Net (loss) income for the year	(456,159)		0		0		0		0		(451,673)		(4,486)
Foreign currency translation gain	23,011		0		0		0		21,685		0		1,326
Change in fair value of available for sale investments	0	$ 0
Issuance of ordinary shares from exercise of share options	38,750		6		38,744		0		0		0		0
Issuance of ordinary shares from exercise of share options, shares | shares															17,016,980
Share-based compensation	108,628		0		108,628		0		0		0		0
Balance at Dec. 31, 2018	¥ 1,105,562	$ 160,798	¥ 149	$ 22	¥ 2,431,924	$ 353,709	¥ (143,780)	$ (20,912)	¥ 137,736	$ 20,033	¥ (1,309,424)	$ (190,448)	¥ (11,043)	$ (1,606)
Balance, shares at Dec. 31, 2018 | shares															350,804,532	74,400,299